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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE Form 13F FILED ON AUGUST 14, 2002 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRES ON AUGUST 14, 2003.

Report for the Calendar Year or Quarter Ended:  June 30, 2002

Check here if Amendment [X];  Amendment Number:  1
     This Amendment (Check only one):    [ ]   is a restatement.
                                         [X]   adds new holding entries.
INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

Name:          Attractor Investment Management Inc.
Address:       1440 Chapin Avenue, Suite 201
               Burlingame, CA 94010

Form 13F File Number:      28-05503

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

Name:          Harvey Allison
Title:         President
Phone:         (650) 685-8541

Signature, Place, and Date of Signing:

/s/ HARVEY ALLISON         Burlingame, California          August 14, 2003

Report Type (Check only one):

[ x ] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[   ]    13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[   ]    13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                        0

Form 13F Information Table Entry Total:                                   8

Form 13F Information Table Value Total:                              $24694
                                                                (thousands)

List of Other Included Managers:                                       None








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                           FORM 13F INFORMATION TABLE


                        TITLE OF                 VALUE     SHRS OR    SH/    PUT/   INVESTMENT    OTHER           VOTING AUTHORITY
NAME OF ISSUER           CLASS        CUSIP     X($1000)   PRN AMT    PRN    CALL   DISCRETION   MANAGERS     SOLE   SHARED   NONE
AOL Time Warner           COM       00184A105      5953     404700    SH              SOLE        N/A       404700

Doubleclick Inc.          COM       258609304      2480     342000    SH              SOLE        N/A       342000

eBay, Inc.                COM       278642103      5546      90000    SH              SOLE        N/A        90000

Electronic Arts Inc.      COM       285512109      4954      75000    SH              SOLE        N/A        75000

Oracle Corporation        COM       68389X105       947     100000    SH              SOLE        N/A       100000

Verisign, Inc.            COM       92343E102      2477     344560    SH              SOLE        N/A       344560

Vignette Corporation      COM       926734104      1773     900000    SH              SOLE        N/A       900000

WorldCom Group            COM       98157D106       564     680000    SH              SOLE        N/A       680000